Significant accounting policies	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Significant accounting policies [Text Block]

3. Significant accounting policies

The accounting policies set out below have been applied consistently to all periods presented in these consolidated financial statements.

(a) Basis of consolidation

These consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Trillium Therapeutics USA Inc. Subsidiaries are fully consolidated from the date at which control is determined to have occurred and are deconsolidated from the date that the Company no longer controls the entity. The financial statements of the subsidiaries are prepared for the same reporting period as the Company using consistent accounting policies. Intercompany transactions, balances and gains and losses on transactions between subsidiaries are eliminated.

(b) Foreign currency

Transactions in foreign currencies are translated to the functional currency at the rate on the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are retranslated at the spot rate of exchange as at the reporting date. All differences are taken to profit or loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate as at the date of the initial transaction. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rate at the date when the fair value was determined.

(c) Cash and cash equivalents, and marketable securities

Cash and cash equivalents

Cash equivalents include guaranteed investment certificates (as at December 31, 2019 and 2018 of $7,000 and $nil, respectively) with a maturity of 90 days or less. The Company has classified its cash and cash equivalents as amortized cost.

Marketable securities

Marketable securities consist of guaranteed investment certificates with a maturity of greater than 90 days and less than one year. The Company has classified its marketable securities as amortized cost.

(d) Property and equipment

Recognition and measurement

Items of property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. Cost includes the expenditure that is directly attributable to the acquisition of the asset. When parts of an item of property and equipment have different useful lives, they are accounted for as separate items of property and equipment. Gains and losses on disposal of an item of property and equipment are determined by comparing the proceeds from disposal with the carrying amount of property and equipment, and are recognized in profit or loss.

Depreciation

The estimated useful lives and the methods of depreciation are as follows:

Asset	Basis
Lab equipment	20% declining balance
Computer equipment	30% declining balance
Office equipment	20% declining balance
Leaseholds	Straight-line over expected lease term
Leased buildings	Straight-line over expected lease term

Estimates for depreciation methods, useful lives and residual values are reviewed at each reporting period-end and adjusted if appropriate. Depreciation expense is recognized in research and development expenses.

(e) Intangible assets

Research and development

Expenditures on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, are recognized in profit or loss as incurred.

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to complete development and has sufficient resources to complete development and to use or sell the asset. Other development expenditures are expensed as incurred. No internal development costs have been capitalized to date.

Research and development expenses include all direct and indirect operating expenses supporting the products in development. The costs incurred in establishing and maintaining patents are expensed as incurred.

Intangible assets

Intangible assets that consist of intellectual property acquired separately, have finite useful lives, and are measured at cost less accumulated amortization and accumulated impairment losses. Subsequent expenditures are capitalized only when they increase the future economic benefits embodied in the specific asset to which they relate. All other expenditures are recognized in profit or loss as incurred.

Amortization is recognized in profit or loss on a straight-line basis over the estimated useful lives of intangible assets from the date they are available for use in the manner intended by management.

The amortization method and amortization period of an intangible asset with a finite life is reviewed at least annually. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in research and development expenses.

(f)  Impairment of non-financial assets

The carrying amounts of the Company's non-financial assets are reviewed at each reporting date to determine whether there is any indication of impairment. If such an indication exists, the recoverable amount is estimated. The recoverable amount of an asset or a cash-generating unit is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or cash-generating unit. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generate cash inflows from continuing use that are largely independent of cash inflows of other assets or cash-generating units. An impairment loss is recognized if the carrying amount of an asset or its related cash-generating unit exceeds its estimated recoverable amount. Impairment losses for intangible assets are recognized in research and development expenses.

Impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset's carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

(g) Provisions

A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are assessed by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount on provisions is recognized in finance costs.

A provision for onerous contracts is recognized when the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract.

(h) Revenue recognition

The Company recognizes revenue at the inception of a license or option agreement when there are no future performance obligations. With the application of the sales-based royalties exception, sales-based royalties contingent on sales-based thresholds are recognized when the subsequent sales occur.

(i) Government assistance

Government assistance relating to research and development is recorded as a reduction of expenses when the related expenditures are incurred.

(j) Share-based compensation

The grant-date fair value of share-based payment awards granted to employees is recognized as personnel costs, with a corresponding increase in contributed surplus, over the period that the employees unconditionally become entitled to the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market vesting conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that met the related service and non-market performance conditions at the vesting date.

For equity-settled share-based payment transactions, the Company measures the goods or services received, and the corresponding increase in contributed surplus, at the fair value of the goods or services received, unless that fair value cannot be estimated reliably. If the Company cannot estimate reliably the fair value of the goods or services received, it measures their value by reference to the fair value of the equity instruments granted. Transactions measured by reference to the fair value of the equity instruments granted have their fair values remeasured at each vesting and reporting date until fully vested.

(k) Income taxes

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable income or loss.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax assets and liabilities, and they relate to income taxes levied by the same tax authority on the same taxable entity.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted at the reporting date. A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized.

Investment tax credits earned from scientific research and development expenditures are recorded when collectability is reasonably assured.

(l)  Loss per share

Basic loss per share is computed by dividing the net loss available to common shareholders by the weighted average number of shares outstanding during the reporting period. Diluted loss per share is computed similar to basic loss per share except that the weighted average number of shares outstanding is increased to include additional shares for the assumed exercise of stock options, warrants, and conversion of preferred shares, if dilutive. The number of additional shares is calculated by assuming that outstanding preferred shares would convert to common shares and that outstanding stock options and warrants were exercised and the proceeds from such exercises were used to acquire common stock at the average market price during the reporting period. The inclusion of the Company's stock options, warrants and preferred shares in the computation of diluted loss per share has an antidilutive effect on the loss per share and has therefore been excluded from the calculation of diluted loss per share.

(m) New standards, amendments and interpretations adopted during 2019

IFRS 16 Leases

IFRS 16 Leases (“IFRS 16”) sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model, with certain exemptions. The standard includes two recognition exemptions for lessees – leases of “low-value” assets and short-term leases with a lease term of 12 months or less. At the commencement date of a lease, a lessee will recognize a liability to make lease payments and an asset representing the right to use the underlying asset during the lease term. Lessees will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use asset. Lessees are also required to remeasure the lease liability upon the occurrence of certain events such as a change in lease term. The lessee will generally recognize the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset. The new standard was effective for annual periods beginning on or after January 1, 2019.

The Company adopted IFRS 16 using the modified retrospective transition approach, and elected to use the exemptions proposed by the standard on lease contracts for which the lease term ends within 12 months as of the lease commencement date and on lease contracts where the underlying asset is of low value. The Company has leases of certain office equipment (i.e. photocopying machines) that are considered of low value.

The effect of adoption of IFRS 16 as at January 1, 2019 (increase/(decrease)) was as follows:

January 1, 2019
$
Assets
Right-of-use asset (included in property and equipment)	315
Prepayments	(82)
233
Liabilities
Lease liabilities (included in other liabilities)	579
Deferred lease inducement	(276)
303
Impact of change in presentation currency	(16)
Deficit	(54)

The Company recognized a right-of-use asset based on the amount equal to the lease liability, adjusted for any related prepaid and accrued lease payments previously recognized. The lease liability was recognized based on the present value of remaining lease payments, discounted using the incremental borrowing rate at the date of initial application. The lease payments include fixed payments less any lease incentives receivable, variable lease payments that depend on an index or rate, and amounts expected to be paid under residual value guarantees. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period as incurred.

The Company also applied the following available practical expedients:

• Excluded the initial direct costs from the measurement of the right-of-use asset at the date of initial application;

• Used hindsight in determining the lease term where the contract contains options to extend or terminate the lease; and

• Elected not to separate non-lease components from lease components, and instead accounted for each lease component and any associated non-lease components as a single lease component.

In addition to the Mississauga facility lease that was transitioned as at January 1, 2019, an office lease for operations in Cambridge, Massachusetts was recognized under IFRS 16 during the year ended December 31, 2019. This lease resulted in the recognition of a right-of-use asset and corresponding lease liability of $599.

The carrying amounts of the Company’s right-of-use assets and lease liabilities and movements during 2019 were as follows:

	Right-of-use	Lease
	assets	liabilities
	$	$

Balance, January 1, 2019	315	579
Additions	599	599
Depreciation expense	(179)	-
Accreted interest expense	-	154
Payments	-	(306)
Impact of change in presentation currency	11	7
Balance, December 31, 2019	746	1,033

The Company recognized rent expense from short-term leases of $14 and variable lease payments of $134 for the year ended December 31, 2019.